Debt Instruments at Amortized Cost - Additional Information (Detail) $ in Thousands, ₱ in Millions	12 Months Ended
	Dec. 31, 2019 PHP (₱)	Dec. 31, 2018 PHP (₱)	Dec. 31, 2018 USD ($)	May 31, 2013 USD ($)	Feb. 28, 2013 PHP (₱)
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments	₱ 150.0	₱ 150.0
Seven Year GT Capital Bond [Member]
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments	150.0	150.0
3.5% Security Bank Five Year Time Deposit [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gross coupon rate				3.50%
Interest income, net of withholding tax		1.3	$ 25
Smart Communications, Inc. [Member] | Seven Year GT Capital Bond [Member]
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments	150.0	150.0			₱ 150.0
Gross coupon rate					4.84%
Interest income, net of withholding tax	₱ 5.8	₱ 5.8
PLDT Inc. [Member] | 3.5% Security Bank Five Year Time Deposit [Member]
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments | $				$ 2,000